Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Group Monitors Capital using Liabilities to Assets Ratio

The Group monitors capital using the liabilities to assets ratio, the percentages of which as of December 31, 2017 and 2018 were as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Total liabilities	15,138,993	15,112,545	493,713

Total assets	33,259,942	33,133,718	1,082,448

Liabilities to assets ratio	45.52%	45.61%	45.61%